22. LOANS, FINANCING AND DEBENTURES (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2018	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current		R$ 2,059
Non-current		12,961
Total		2,310			R$ 14,777
United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Total		7,866
United States of America, Dollars | Transaction Costs [member]
Disclosure of detailed information about borrowings [line items]
Current
Non-current		(16)
Total		(16)			(19)
United States of America, Dollars | Interest Paid in Advance [member]
Disclosure of detailed information about borrowings [line items]
Current	[1]
Non-current	[1]	(25)
Total	[1]	(25)			(30)
Debt In Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Current		61
Non-current		7,764
Total		R$ 7,825			6,061
Sonda [member] | One One Zero Percent Of Interbank Rate For Certificates Of Deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2021
Annual financial cost		110.00% do CDI
Currency		R$
Current	[2]	R$ 50
Non-current	[2]
Total	[2]	R$ 50			49
Eletrobras [member] | Ufir Plus Six Point Zero To Eight Point Zero Zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2023
Annual financial cost		UFIR + 6.00% a 8.00%
Currency		R$
Current	[3]	R$ 3
Non-current	[3]	5
Total	[3]	R$ 8			20
Promissory Notes Ninth Issue First Series [member] | One Five One Percent Of Interbank Rate For Certificates Of Deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2019
Currency		R$
Eurobonds [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Principal maturity		2024
Annual financial cost		9.25
Currency		US$
Current	[4]	R$ 59
Non-current	[4]	7,795
Total	[4]	R$ 7,854			6,092
Large Customers [member] | General Domestic Availability Price Index Plus Six Point Zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2024
Annual financial cost		IGP-DI + 6.00%
Currency		R$
Current	[3]
Non-current	[3]
Total	[3]				5
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[5]			2023
Debentures [member] | Interbank Rate For Certificates Of Deposit Plus One Point Five Zero Percentage [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2023
Annual financial cost		CDI + 1.50%
Currency		R$
Current	[6]	R$ 20
Non-current	[6]	40
Total	[6]	60			80
Debentures [member] | Transaction Costs [member]
Disclosure of detailed information about borrowings [line items]
Current		(12)
Non-current		(29)
Total		R$ (41)			(29)	[6]
Debentures Third Issue Third Series [member] | IPCA Plus Six Point Two Zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2022
Annual financial cost		IPCA + 6.20%
Currency		R$
Current	[4]	R$ 395
Non-current	[4]	367
Total	[4]	R$ 762			1,088
Debentures Third Issue Third Series [member] | IPCA Plus Five Point One Zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2025
Annual financial cost		IPCA + 5.10%
Currency		R$
Current	[3]	R$ 43
Non-current	[3]	992
Total	[3]	R$ 1,035			991
Debentures Third Issue Second Series [member] | IPCA Plus Four Point Seven Zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2021
Annual financial cost		IPCA + 4.70%
Currency		R$
Current	[3]	R$ 588
Non-current	[3]
Total	[3]	R$ 588			1,109
Debentures Third Issue Second Series [member] | IPCA Plus Five Point Twenty Seven [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2031
Annual financial cost		IPCA + 5.27%
Currency		R$
Current	[6]	R$ 14
Non-current	[6]	876
Total		R$ 890	[6]
Caixa Economica Federal [member] | TJLP Plus Two Point Five Zero Matured On Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2022
Annual financial cost		TJLP + 2.50%
Currency		R$
Current	[7]	R$ 14
Non-current	[7]
Total	[7]	R$ 14			118
Caixa Economica Federal [member] | TJLP Plus Two Point Five Zero Matured On Two Thousand And Twenty One [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2021
Annual financial cost		TJLP + 2.50%
Currency		R$
Current	[8]	R$ 17
Non-current	[8]
Total	[8]	R$ 17			61
Promissory Notes First Issue Single Series [member] | One Zero Seven Percent Of CDI [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2020
Annual financial cost		107.00% of CDI
Currency		R$
Current	[6]
Non-current	[6]
Total	[6]				875
Banco do Brasil Various Bonds [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Principal maturity		2024
Annual financial cost		Diverse
Currency		US$
Current	[3],[9]	R$ 2
Non-current	[3],[9]	10
Total	[3],[9]	12			18
Subsidiary Securities [member]
Disclosure of detailed information about borrowings [line items]
Current	[10]
Non-current	[10]
Total	[10]				(3)
Debentures Sixth Issue Second Series [member] | IPCA Plus Eight Point Zero Seven [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2020
Annual financial cost		IPCA + 8.07%
Currency		R$
Current	[4]
Non-current	[4]
Total	[4]				17
Debentures Seventh Issue Single Series [member] | One Four Zero Percent of CDI [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2021
Annual financial cost		140.00% of CDI
Currency		R$
Current	[4],[11]	R$ 289
Non-current	[4],[11]
Total	[4],[11]	R$ 289			578
Debentures Seventh Issue First Series [member] | CDI Plus Zero Point Four Five Percent [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2024
Annual financial cost		CDI + 0.45%
Currency		R$
Current	[3]	R$ 542
Non-current	[3]	1,350
Total	[3]	R$ 1,892			2,165
Debentures Seventh Issue Second Series [member] | IPCA Plus Four Point One Zero Percent [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2026
Annual financial cost		IPCA + 4.10%
Currency		R$
Current	[3]	R$ 3
Non-current	[3]	1,585
Total	[3]	R$ 1,588			1,520
Debentures Fourth Issue First Series [member] | TJLP Plus One Point Eight Two Percent [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2022
Annual financial cost		TJLP+1.82%
Currency		R$
Current	[6]	R$ 10
Non-current	[6]	10
Total	[6]	R$ 20			31
Debentures Fourth Issue Second Series [member] | Selic Plus One Point Eight Two Percent [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2022
Annual financial cost		Selic + 1,82%
Currency		R$
Current	[6]	R$ 5
Non-current	[6]	5
Total	[6]	10			14
Debentures Sixth Issue Single Series [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[12]			2020
Discount On The Issuance Of Debentures [member]
Disclosure of detailed information about borrowings [line items]
Current	[13]
Non-current	[13]	(18)
Total	[13]	(18)			(22)
Net Debentures [member]
Disclosure of detailed information about borrowings [line items]
Current		1,914
Non-current		5,192
Total		R$ 7,106			R$ 7,591

[1]	Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract.
[2]	Arising from merger of Cemig Telecom.
[3]	Cemig Distribuicao:
[4]	Cemig Geracao e Transmissao;
[5]	In August 2018 Gasmig completed its 7th debenture issue, with maturity at 5 years, paying CDI 1.50%, with annual amortization from August 2019.
[6]	Gasmig. The proceeds from the 8th debenture issue, concluded by Gasmig on September 10, 2020, in the amount of R$850, were used to redeem the Promissory Notes issued on September 26, 2019, with maturity at 12 months, whose proceeds were used in their entirety for payment of the concession grant fee for the gas distribution concession contract.
[7]	Central Eolica Volta do Rio;
[8]	Central Eolica Praias de Parajuru;
[9]	Net balance of the Restructured Debt comprising bonds at par and discounted, with balance of R$234, less the amounts given as Deposits in guarantee, with balance of R$222. Interest rates vary - from 2 to 8% p.a.; six-month Libor plus spread of 0.81% to 0.88% p.a.
[10]	FIC Pampulha has financial investments in marketable securities issued by subsidiaries of the Company. For more information on this fund, see Note 31.
[11]	On February 02, 2021, the Company made the mandatory early redemption of this debentures, in the amount of R$264, with 20% discount of the funds obtained by the sale of the Company's interest in Light. For more information about the sale of the Company's interest in Light, see Note 32.
[12]	In December 2018 the 6th Debenture Issue was placed, with maturity at 18 months, annual remuneration of CDI +1.75%, and monthly amortization in 12 payments from July 3, 2019.
[13]	Discount on the sale price of the 2nd series of the Seventh issue of Cemig Distribuicao.